RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember			srt:AffiliatedEntityMember
Total revenues	¥ 11,821	$ 1,650	¥ 11,426
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Allowance for expected credit losses	(64)			¥ (64)
Total	306			348
Amounts due to related parties	86			74
Related party | Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	246			284
Amounts due to related parties	52			41
Related party | Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	148		150
Related party | Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	10		10
Related party | Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	61		68
Related party | Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	46			49
Related party | Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues			6
Related party | Huamai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	27			26
Related party | Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	14			14
Related party | Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	14			15
Amounts due to related parties	15			14
Related party | Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	18		18
Related party | Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	15		11
Related party | Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	3		3
Related party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	23			24
Amounts due to related parties	19			¥ 19
Related party | Azure | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 10		¥ 11